VESSELS AND OTHER FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
VESSELS AND OTHER FIXED ASSETS, NET
VESSELS AND OTHER FIXED ASSETS, NET

The table below presents the movement of “Vessels and Other Fixed Assets, Net”:

Cost	Vessels	Leased Vessels	Dry docking and Special survey	Other fixed assets	Total
Balance at January 1, 2010	$400,660	$-	$7,100	$-	$407,760
Business combination	143,050	-	-	758	143,808
Additions	82,711	-	3,548	76	86,335
Transfer from Vessels Under Construction	44,025	-	-	-	44,025
Disposals	(34,338)	-	(1,332)	-	(35,670)
Transfers from Vessels to Leased Vessels	(87,291)	87,000	-	-	(291)
Balance at December 31, 2010	$548,817	$87,000	$9,316	$834	$645,967
Additions	863	-	6,650	190	7,703
Transfer from Vessels Under Construction	79,197	38,708	-	-	117,905
Transfer to assets held for sale	(92,600)	(24,000)	(4,038)	-	(120,638)
Disposals — Discontinued operations	(102,794)	-	(2,959)	-	(105,753)
Loss on sale and leaseback	-	(208)	-	-	(208)
Balance at December 31, 2011	$433,483	$101,500	$8,969	$1,024	$544,976
Additions	-	-	985	-	985
Disposals — Discontinued operations	(376,517)	(101,500)	(7,759)	-	(485,776)
Balance at December 31, 2012	$56,966	$-	$2,195	$1,024	$60,185
Accumulated Depreciation and Amortization
Balance at January 1, 2010	$(152,607)	$-	$(2,038)	$-	$(154,645)
Depreciation and Amortization for the year	(26,139)	(841)	(2,781)	(408)	(30,169)
Impairment loss (Note 3)	(15,662)	-	-	-	(15,662)
Accumulated Depreciation of Leasedback Vessels	8,104	-	-	-	8,104
Disposals — Discontinued operations	1,664	-	157	-	1,821
Balance at December 31, 2010	$(184,640)	$(841)	$(4,662)	$(408)	$(190,551)
Depreciation and Amortization for the year	(26,497)	(8,068)	(3,384)	(312)	(38,261)
Impairment loss (Note 3)	(68,185)	(30,497)	(5,093)	-	(103,775)
Transfer to assets held for sale	20,672	10,932	2,952	-	34,556
Disposals — Discontinued operations	20,148	-	2,426	-	22,574
Balance at December 31, 2011	$(238,502)	$(28,474)	$(7,761)	$(720)	$(275,457)
Depreciation and Amortization for the period	(5,168)	(209)	(428)	(184)	(5,989)
Impairment loss (Note 3)	(5,075)	-	(836)	-	(5,911)
Disposals — Discontinued operations	228,294	28,683	7,698	-	264,675
Balance at December 31, 2012	$(20,451)	$-	$(1,327)	$(904)	$(22,682)

Net book value — January 1, 2010	$248,053	$-	$5,062	$-	$253,115
Net book value — December 31, 2010	$364,177	$86,159	$4,654	$426	$455,416
Net book value — December 31, 2011	$194,981	$73,026	$1,208	$304	$269,519
Net book value — December 31, 2012	$36,515	$-	$868	$120	$37,503